DERIVATIVE LIABILITES (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Liability [Abstract]
Schedule Of Derivatives Warrants Liabilites [Table Text Block]
Activity for derivative warrant liabilities during the nine months ended September 30, 2014, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	in
	Balance at	issuance of new	fair value of	Balance at
	December 31,	warrants during	derivative	September 30,
	2013	the period	liability	2014
Derivative warrant instruments	$-	$449,624	$2,201,531	$2,651,155